Pension plan and other post-employment benefits (Details 5) - Expenditure Planned For 2022 [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
PBS1 [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)
Interest on actuarial obligations	3,282
Expected return on assets	(5,467)
Interest on the effect of the (asset)/liability limit	1,361
Total unrecognized net expense (revenue)	(824)
PBSAssisted1 [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)
Interest on actuarial obligations	895
Expected return on assets	(1,735)
Interest on the effect of the (asset)/liability limit	585
Total unrecognized net expense (revenue)	(255)
Administration Agreement 1 [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)
Interest on actuarial obligations	10
Expected return on assets	(27)
Interest on the effect of the (asset)/liability limit	4
Total unrecognized net expense (revenue)	(13)
PAMEC Asset Policy1 [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)
Interest on actuarial obligations	112
Expected return on assets
Interest on the effect of the (asset)/liability limit
Total unrecognized net expense (revenue)	112
AES Telecom1 [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)
Interest on actuarial obligations	1,090
Expected return on assets	(1,117)
Interest on the effect of the (asset)/liability limit	27
Total unrecognized net expense (revenue)
Medical Plans [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)	112
Interest on actuarial obligations	254
Expected return on assets
Interest on the effect of the (asset)/liability limit
Total unrecognized net expense (revenue)	R$ 366